CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 36,024	$ 8,720
Accounts receivable:
Oil and gas sales	34,399	35,361
Joint interest and other, net	10,155	9,893
Affiliates	728	796
Inventory	37,309	39,218
Deferred income taxes	3,439	5,074
Fair value of derivatives	42,642
Assets held for sale		8,762
Prepaids and other	16,970	5,997
TOTAL CURRENT ASSETS	181,666	113,821
PROPERTY AND EQUIPMENT
Oil and gas properties, successful efforts method	2,001,354	1,707,252
Natural gas gathering and processing systems	23,619	18,153
Contract drilling equipment	71,851	58,486
Other	18,574	17,425
PROPERTY AND EQUIPMENT, GROSS	2,115,398	1,801,316
Less accumulated depreciation, depletion and amortization	(1,126,137)	(1,034,227)
Property and equipment, net	989,261	767,089
OTHER ASSETS
Debt issue costs, net	11,683	8,323
Fair value of derivatives	28,754
Other	3,958	1,684
TOTAL OTHER ASSETS	44,395	10,007
TOTAL ASSETS	1,215,322	890,917
Accounts payable:
Trade	89,551	74,123
Oil and gas sales	35,612	28,920
Affiliates	2,048	1,251
Fair value of derivatives		7,224
Accrued liabilities and other	35,125	22,202
TOTAL CURRENT LIABILITIES	162,336	133,720
NON-CURRENT LIABILITIES
Long-term debt	514,523	385,000
Deferred income taxes	137,374	78,035
Fair value of derivatives		3,409
Other	42,108	41,301
TOTAL NON-CURRENT LIABILITIES	694,005	507,745
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, par value $.10 per share, authorized - 3,000,000 shares; none issued
Common stock, par value $.10 per share, authorized - 30,000,000 shares; issued and outstanding - 12,162,536 shares in 2011 and 12,154,536 shares in 2010	1,216	1,215
Additional paid-in capital	152,502	152,290
Retained earnings	205,263	95,947
TOTAL STOCKHOLDERS' EQUITY	358,981	249,452
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,215,322	$ 890,917